Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2020
Principal accountant fees and services
Schedule of fees for the auditor

Fees

in € THOUS

	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany
	2020		2019		2018

Audit fees - PwC	9,386	1,608	—	—	—	—
Audit fees - KPMG	455	—	10,113	1,665	7,845	1,322
Audit-related fees - PwC	510	394	—	—	—	—
Audit-related fees - KPMG	87	45	615	525	320	316
Tax fees - PwC	951	54	—	—	—	—
Tax fees - KPMG	310	—	318	—	1,069	115
Other fees - PwC	5,236	5,236	—	—	—	—
Other fees - KPMG	42	—	41	—	251	234